Lease (Tables)	9 Months Ended
Sep. 30, 2023
Lease
Schedule of lease information

Operating lease ROU asset	$664,296
Operating Lease liability - Short-term	$117,840
Operating lease liability - Long-term	$555,687
Remaining lease term	6 years 3 months
Discount rate	6%

Schedule of maturities of lease liabilities

2023	$30,124
2024	116,090
2025	116,277
2026	110,134
2027	103,736
Thereafter	197,166